Accounting Standards	12 Months Ended
Dec. 31, 2023
Accounting Standards Update and Change in Accounting Principle [Abstract]
ACCOUNTING STANDARDS
3.	ACCOUNTING STANDARDS
FUTURE ACCOUNTING STANDARDS
Segment Reporting
In November 2023, the FASB issued ASU
No. 2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which expands disclosure requirements, including enhanced disclosures of significant segment expenses. The amendments of this ASU are effective for the Company’s December 31, 2024 annual reporting period, and interim periods beginning in the first quarter of fiscal 2025. The adoption of ASU
No. 2023-07
is not expected to have a significant impact on the Company’s consolidated financial statements.
Income Tax Disclosures
In December 2023, the FASB issued ASU
No. 2023-09,
“Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which expands existing guidance to require companies to disclose, among other items, specific categories in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. The amendments are effective for the Company’s December 31, 2025 annual reporting period and is not expected to have a significant impact on the Company’s consolidated financial statements.